Description of Business	6 Months Ended
Jun. 30, 2024
Description of Business
Description of Business
1)	Description of Business

KNOT Offshore Partners LP (the “Partnership”) was formed as a limited partnership under the laws of the Republic of the Marshall Islands. The Partnership was formed for the purpose of acquiring 100% ownership interests in four shuttle tankers owned by Knutsen NYK Offshore Tankers AS (“KNOT” or “Knutsen NYK”) in connection with the Partnership’s initial public offering of its common units (the “IPO”), which was completed on April 15, 2013.

As of June 30, 2024, the Partnership had a fleet of eighteen shuttle tankers, the Windsor Knutsen, the Bodil Knutsen, the Recife Knutsen, the Fortaleza Knutsen, the Carmen Knutsen, the Hilda Knutsen, the Torill Knutsen, the Dan Cisne, the Dan Sabia, the Ingrid Knutsen, the Raquel Knutsen, the Tordis Knutsen, the Vigdis Knutsen, the Lena Knutsen, the Brasil Knutsen, the Anna Knutsen, the Tove Knutsen and the Synnøve Knutsen, each referred to as a “Vessel” and, collectively, as the “Vessels”. The Vessels operate under fixed charter contracts to charterers, with expiration dates between 2024 and 2030. Please see Note 4—Operating Leases.

On September 3, 2024, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, sold to KNOT all outstanding shares in KNOT Shuttle Tankers 20 AS, the company that owns the Dan Cisne, and simultaneously acquired from KNOT all outstanding shares in KNOT Shuttle Tankers 31 AS, the company that owns the Tuva Knutsen. Please see Note 20—Subsequent Events. The sale of the Dan Cisne will be accounted for as a sale of an asset, and the acquisition of the Tuva Knutsen will be accounted for as an acquisition of an asset. As a result, the Partnership will record the results of operations of the Tuva Knutsen in its consolidated statement of operations from September 3, 2024. Correspondingly, the Partnership will cease recording the results of operations of the Dan Cisne in its consolidated statement of operations after September 3, 2024.

The unaudited condensed consolidated financial statements have been prepared assuming that the Partnership will continue as a going concern.

The Partnership expects that its primary future sources of funds will be available cash, cash from operations, borrowings under any new loan agreements, any vessel sales and the proceeds of any debt or equity financings. The Partnership believes that these sources of funds (assuming the current rates earned from existing charters) will be sufficient to cover operational cash outflows, working capital requirements and ongoing obligations under the Partnership’s lease obligations and financing commitments to pay loan interest and make scheduled loan repayments and to make distributions on its outstanding units assuming the Partnership is able to timely refinance its maturing credit facilities on similar terms as its existing facilities. Accordingly, as of September 18, 2024, the Partnership believes that its current resources, including the undrawn portion of its revolving credit facilities of $10 million, are sufficient to meet working capital requirements and other cash requirements for its current business for at least the next twelve months. See Note 12—Long-Term Debt.